MARKETABLE SECURITIES - Schedule of Marketable Securities (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Cost
Publicly traded equity securities, available for sale	$ 125,000	$ 125,000
Gross Unrealized Gains/(losses)
Publicly traded equity securities, available for sale	(6,250)
Gross Realized Gains/(losses)
Publicly traded equity securities, available for sale	(38,819)
Fair Value
Publicly traded equity securities, available for sale	$ 6,250	$ 12,500